RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Consolidated Balance Sheets Parenthetical (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Shareholders' equity
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	499,999,900	499,999,900
Common shares, shares issued (in shares)	35,671,400	41,432,998
Common shares, shares outstanding (in shares)	35,671,400	41,432,998
Manager shares, par value (in dollars per share)	$ 0.001	$ 0.001
Manager shares, shares authorized (in shares)	100	100
Manager shares, shares issued (in shares)	100	100
Manager shares, shares outstanding (in shares)	100	100